COMMON STOCK	12 Months Ended
Dec. 31, 2020
COMMON STOCK
13. COMMON STOCK

During the years ended December 31, 2020 and 2019, the Company issued the following stock:

2020

During the year ended December 31, 2020, the Company entered into three consulting agreements in which 1,250,000 shares of common stock, valued at $0.35 per share, were issued for consulting services. The value of these shares was $437,500, of which $95,537 was recognized as stock compensation expense during the year ended December 31, 2020 and the remainder of the services and value to be amortized during the years ended December 31, 2021 and 2022.

2019

The Company issued approximately 745,778 shares of common stock and received $288,001 with no material fees.